Statement of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 58,840	$ 17,863
Receivables	469	508
Total current assets	59,309	18,371
Non-current assets
Receivables	292	289
Property, plant and equipment	254	335
Right-of-use assets	230	266
Exploration and evaluation	214,737	209,009
Other	4,273	4,273
Total non-current assets	219,786	214,172
Total assets	279,095	232,543
Current liabilities
Payables	1,719	1,686
Provisions	392	303
Lease liabilities	191	151
Total current liabilities	2,302	2,140
Non-current liabilities
Lease liabilities	106	184
Total Non-current liabilities	106	184
Total liabilities	2,408	2,324
Net assets	276,687	230,219
Equity
Issued capital	357,608	309,498
Reserves	(2,938)	(5,303)
Accumulated losses	(77,983)	(73,976)
Total equity	$ 276,687	$ 230,219